Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,100,000	1,100,000	1,100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,800,000,000	1,800,000,000	1,800,000,000
Common stock, shares issued	1,701,181,423	1,701,181,423	1,701,181,423
Common stock, shares outstanding	1,701,181,423	1,701,181,423	1,701,181,423